Variable Portfolio – Managed Risk Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Risk Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 55.5%
	Shares	Value ($)
International 16.2%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,451,124	18,980,703
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,011,423	21,119,934
Total		40,100,637
U.S. Large Cap 33.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	154,563	15,525,813
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	729,967	15,168,718
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,230,445	51,444,925
Total		82,139,456
U.S. Small Cap 6.0%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	233,320	7,328,577
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	193,681	7,356,016
Total		14,684,593
Total Equity Funds (Cost $97,968,432)		136,924,686

Exchange-Traded Equity Funds 3.6%

U.S. Mid Cap 3.2%
iShares Core S&P Mid-Cap ETF	130,500	7,926,570
U.S. Mid Large Cap 0.4%
iShares Russell 1000 Growth Index Fund	3,000	1,011,150
Total Exchange-Traded Equity Funds (Cost $7,845,680)		8,937,720

Exchange-Traded Fixed Income Funds 3.6%

Investment Grade 3.6%
iShares Core U.S. Aggregate Bond ETF	5,750	563,155
iShares iBoxx $ Investment Grade Corporate Bond ETF	31,270	3,405,928
Vanguard Intermediate-Term Corporate Bond ETF	54,950	4,424,025
Vanguard Total Bond Market ETF	5,000	363,150
Total		8,756,258
Total Exchange-Traded Fixed Income Funds (Cost $8,540,283)		8,756,258

Fixed Income Funds 28.4%
	Shares	Value ($)
Investment Grade 28.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,965,159	33,822,804
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	3,742,032	36,260,296
Total		70,083,100
Total Fixed Income Funds (Cost $78,940,542)		70,083,100

Residential Mortgage-Backed Securities - Agency 6.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2039- 04/11/2054	3.000%	4,601,000	3,971,918
04/16/2039- 04/11/2054	3.500%	2,400,000	2,167,158
04/16/2039- 04/11/2054	4.000%	3,808,000	3,547,456
04/11/2054	4.500%	3,050,000	2,904,278
04/11/2054	5.000%	3,000,000	2,926,990
Total Residential Mortgage-Backed Securities - Agency (Cost $15,641,581)			15,517,800

Put Option Contracts Purchased 0.4%
Value ($)
(Cost $1,533,413)	1,053,950

Money Market Funds 7.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(d)	19,103,045	19,099,225
Total Money Market Funds (Cost $19,093,464)		19,099,225
Total Investments in Securities (Cost: $229,563,395)		260,372,739
Other Assets & Liabilities, Net		(13,569,097)
Net Assets		246,803,642

Variable Portfolio – Managed Risk Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2024 (Unaudited)
At March 31, 2024, securities and/or cash totaling $2,154,596 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,000,000 AUD	659,400 USD	Barclays	04/05/2024	7,694	—
700,000 CHF	807,851 USD	Barclays	04/05/2024	31,411	—
809,685 USD	750,000 EUR	Barclays	04/05/2024	—	(450)
1,400,000 EUR	1,515,304 USD	Citi	04/05/2024	4,732	—
1,000,000 GBP	1,271,933 USD	Citi	04/05/2024	9,762	—
1,114,229 USD	1,500,000 CAD	Citi	04/05/2024	—	(6,802)
629,898 USD	500,000 GBP	Citi	04/05/2024	1,188	—
599,905 USD	1,000,000 NZD	Citi	04/05/2024	—	(2,453)
672,285 USD	7,000,000 SEK	Citi	04/05/2024	—	(18,246)
250,000 EUR	270,414 USD	Goldman Sachs International	04/05/2024	669	—
500,000 GBP	631,423 USD	Goldman Sachs International	04/05/2024	337	—
8,000,000 SEK	772,118 USD	Goldman Sachs International	04/05/2024	24,645	—
654,565 USD	1,000,000 AUD	HSBC	04/05/2024	—	(2,859)
630,898 USD	500,000 GBP	HSBC	04/05/2024	188	—
333,669 USD	50,000,000 JPY	HSBC	04/05/2024	—	(3,223)
783,108 USD	8,000,000 SEK	HSBC	04/05/2024	—	(35,634)
6,000,000 NOK	570,185 USD	Morgan Stanley	04/05/2024	17,478	—
651,651 USD	1,000,000 AUD	Morgan Stanley	04/05/2024	55	—
668,558 USD	7,000,000 NOK	Morgan Stanley	04/05/2024	—	(23,733)
489,680 USD	750,000 AUD	UBS	04/05/2024	—	(901)
568,201 USD	6,000,000 NOK	UBS	04/05/2024	—	(15,494)
617,306 USD	1,000,000 NZD	UBS	04/05/2024	—	(19,854)
750,000 AUD	491,284 USD	Wells Fargo	04/05/2024	2,504	—
400,000 CHF	446,633 USD	Wells Fargo	04/05/2024	2,953	—
500,000 GBP	630,409 USD	Wells Fargo	04/05/2024	—	(677)
1,000,000 NZD	611,227 USD	Wells Fargo	04/05/2024	13,775	—
7,000,000 SEK	670,171 USD	Wells Fargo	04/05/2024	16,131	—
682,438 USD	100,000,000 JPY	Wells Fargo	04/05/2024	—	(21,546)
Total				133,522	(151,872)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	20	06/2024	USD	5,308,500	116,629	—
TOPIX Index	4	06/2024	JPY	109,980,000	—	(302)
U.S. Long Bond	12	06/2024	USD	1,445,250	16,199	—
U.S. Treasury 2-Year Note	22	06/2024	USD	4,498,656	—	(4,965)
U.S. Treasury 5-Year Note	35	06/2024	USD	3,745,547	4,577	—
U.S. Treasury Ultra Bond	11	06/2024	USD	1,419,000	13,897	—
Total					151,302	(5,267)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(11)	06/2024	EUR	(554,950)	—	(15,331)
FTSE 100 Index	(6)	06/2024	GBP	(479,280)	—	(21,474)
OMXS30 Index	(16)	04/2024	SEK	(4,039,200)	—	(11,267)
Russell 2000 Index E-mini	(108)	06/2024	USD	(11,587,860)	—	(181,558)
S&P 500 Index E-mini	(10)	06/2024	USD	(2,654,250)	—	(37,475)
S&P/TSX 60 Index	(5)	06/2024	CAD	(1,341,400)	—	(17,062)
Variable Portfolio – Managed Risk Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2024 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	(9)	06/2024	AUD	(1,788,975)	—	(22,072)
U.S. Treasury 10-Year Note	(9)	06/2024	USD	(997,172)	—	(3,463)
Total					—	(309,702)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	10,508,700	20	3,800.00	06/20/2025	189,170	104,000
S&P 500 Index	Morgan Stanley	USD	17,864,790	34	3,700.00	12/19/2025	324,548	234,770
S&P 500 Index	Morgan Stanley	USD	10,508,700	20	4,100.00	12/19/2025	223,331	203,100
S&P 500 Index	Morgan Stanley	USD	11,034,135	21	4,000.00	12/19/2025	253,523	192,780
S&P 500 Index	Morgan Stanley	USD	10,508,700	20	3,900.00	12/19/2025	285,671	166,900
S&P 500 Index	Morgan Stanley	USD	10,508,700	20	3,800.00	12/19/2025	257,170	152,400
Total							1,533,413	1,053,950

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 42	Morgan Stanley	06/20/2029	1.000	Quarterly	0.511	USD	6,000,000	4,876	—	—	4,876	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	20,936,974	7,414,773	(9,252,048)	(474)	19,099,225	—	442	266,112	19,103,045
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,551,036	—	(386,014)	1,360,791	15,525,813	—	350,029	—	154,563
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	33,909,426	188,717	(52,207)	(223,132)	33,822,804	—	(13,382)	—	3,965,159
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	18,481,681	889,819	(17,474)	(373,323)	18,980,703	—	(2,038)	800,333	1,451,124
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	14,420,722	927	(459,625)	1,206,694	15,168,718	—	142,747	—	729,967
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	36,183,291	225,122	—	(148,117)	36,260,296	—	—	—	3,742,032

Variable Portfolio – Managed Risk Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	48,309,589	—	(1,966,441)	5,101,777	51,444,925	—	631,967	—	1,230,445
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	20,303,869	342,001	(124,861)	598,925	21,119,934	—	(21,804)	271,363	2,011,423
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,588,032	—	(826,122)	566,667	7,328,577	—	14,054	—	233,320
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	7,593,844	15,899	(502,562)	248,835	7,356,016	—	57,684	—	193,681
Total	222,278,464			8,338,643	226,107,011	—	1,159,699	1,337,808

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Risk Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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